Schedule of Stockholders' Equity Note, Warrants or Rights (Details) (USD $)	6 Months Ended	12 Months Ended
	Oct. 31, 2014	Apr. 30, 2014	Apr. 30, 2013
Class of Warrant or Right, Outstanding, Weighted Average Exercise Price	$ 1.00	$ 1.00	$ 0
Class of Warrant or Right, Outstanding	1,100,000	1,100,000	0
Class of Warrant or Right, Weighted Average Remaining Contractual Term	1 year 6 months	1 year 6 months
Class of Warrant or Right, Exercisable, Number	1,100,000	1,100,000
Class of Warrant or Right, Exercisable, Weighted Average Exercise Price	$ 1.00	$ 1.00
Exercise Price $1.00 [Member]
Class of Warrant or Right, Outstanding, Weighted Average Exercise Price	$ 1.00	$ 1.00
Class of Warrant or Right, Outstanding	1,100,000	1,100,000
Class of Warrant or Right, Weighted Average Remaining Contractual Term	1 year 6 months	1 year 6 months
Class of Warrant or Right, Exercisable, Number	1,100,000	1,100,000
Class of Warrant or Right, Exercisable, Weighted Average Exercise Price	$ 1.00	$ 1.00